STOCK SPLIT	12 Months Ended
Dec. 31, 2012
STOCK SPLIT
NOTE 13.	STOCK SPLIT

On June 22, 2010, the Company’s shareholders approved a 4 for 1 stock split and a change in the par value of its common stock from $1.50 to $1.00. All per share amounts in all periods have been retroactively adjusted for this split as if it occurred in the first period presented.